================================================================================




                           NATIONWIDE(R) MUTUAL FUNDS
                     NATIONWIDE INVESTOR DESTINATIONS SERIES






                                  Annual Report
                                October 31, 2001


================================================================================

                           NATIONWIDE(R) MUTUAL FUNDS
                   NATIONWIDE(R) INVESTOR DESTINATIONS SERIES
                                  ANNUAL REPORT
                                OCTOBER 31, 2001
                                TABLE OF CONTENTS



Nationwide Investor Destinations Aggressive Fund. . . . . . .   2
Nationwide Investor Destinations Moderately Aggressive Fund .   4
Nationwide Investor Destinations Moderate Fund. . . . . . . .   6
Nationwide Investor Destinations Moderately Conservative Fund   8
Nationwide Investor Destinations Conservative Fund. . . . . .  10
Statements of Assets and Liabilities. . . . . . . . . . . . .  12
Statements of Operations. . . . . . . . . . . . . . . . . . .  13
Statements of Changes in Net Assets . . . . . . . . . . . . .  14
Financial Highlights. . . . . . . . . . . . . . . . . . . . .  16
Notes to Financial Statements . . . . . . . . . . . . . . . .  21
Independent Auditors' Report. . . . . . . . . . . . . . . . .  29

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------


NATIONWIDE INVESTOR DESTINATIONS
AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Investor Destinations Aggressive Fund (formerly Investor Destinations Aggressive Fund) returned -20.53%(a) versus -23.08% for a composite of 65% S&P 500 Index, 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index, and 5% Lehman Brothers Aggregate Bond Index. The returns for those Indexes were -24.90%, -24.68% and 14.56%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's heavy equity weighting within its asset allocation model contributed to its negative return for the 12 months ended October 31, 2001. The trends that dominated during the first six months of the fiscal year carried over to the second half. U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. The Fund's exposure to smaller-capitalization stocks helped it outperform the composite. Throughout the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential, producing a very significant disparity in the returns of growth stocks versus value stocks. In the most extreme case for the fiscal year, the Russell MidCap Growth Index fell 42.8% while the Russell MidCap Value Index lost only 1.3%. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell more than 49%. Most major global equity markets declined, too, in both local-currency terms and U.S.-dollar terms.

     The bond market outperformed the overall equity market in this 12-month period, though the Fund's 5% weighting in bond funds was not sufficient to offset losses in stocks. Fixed-income investors benefited from the decline in interest rates, because bond prices rise when rates fall. Bond prices were also helped by increased demand, as would-be equity investors sought relative safety in fixed-income securities, especially Treasury issues. As a result, bonds and bond funds turned in positive performances for the 12 months ended October 31, 2001, with longer-term bonds (which are more sensitive to changes in interest rates) outperforming shorter-term bonds.

WHAT IS THE FUND'S POSITION GOING FORWARD?

The Nationwide Investor Destinations Aggressive Fund will continue to pursue its goal of growth of capital. We will attempt to maintain a target allocation of 40% large-cap stocks, 30% international stocks, 15% mid-cap stocks, 10% small-cap stocks and 5% bonds.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $26,960,179

October 31, 2001


Average Annual Total Return
(For Years Ended October 31, 2001)

Years                           1     Inception(5)
----------------  ---------  -------  ------------
Class A           w/o SC**   -20.53%       -16.99%
                  w/SC(1)    -25.09%       -20.03%
----------------  ---------  -------  ------------
Class B           w/o SC**   -21.12%       -17.55%
                  w/SC(2)    -25.04%       -19.63%
----------------  ---------  -------  ------------
Class C*          w/o SC**   -21.12%       -17.55%
                  w/SC(3)    -22.65%       -18.06%
----------------  ---------  -------  ------------
Service Class(4)    -20.55%  -16.95%
----------------  ---------  -------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* Performance for the Class C Shares is reflective of Class B shares. Actual performance diverges from Class B shares due to low asset levels and the brief operational period (less than one year) of the new Class C shares. These returns have been restated for Class C Sales charges.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on March 31, 2000.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A      Load    Blended LB Aggregate Bond (5%),   LB Aggregate Bond   S&P 500   MSCI EAFE     CPI
                             S&P 500 (65%),
                             MSCI EAFE (30%)
3/30/2000.  $9,425  $                          10,000  $           10,000  $ 10,000  $   10,000  $10,000
10/31/2000  $8,822  $                           9,349  $           10,550  $  9,599  $    8,633  $10,184
10/31/2001  $7,011  $                           7,191  $           12,085  $  7,209  $    6,503  $10,459


Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Aggressive Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(b), S&P 500 Index (S&P 500)(c), Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(d), Composite Index (Composite)(e), and the Consumer Price Index (CPI)(f) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) -The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.
(c) -The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(d) -The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(e) -The Composite is a combination of 65% S&P 500, 30% MSCI EAFE, and 5% LB Aggregate Bond.
(f) -The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


2 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) INVESTOR DESTINATIONS AGGRESSIVE FUND
--------------------------------------------------------------------------------


                                OCTOBER 31, 2001


                                                      SHARES       VALUE
MUTUAL FUND  (101.1%)
Equity Funds  (96.0%)
Nationwide International Index Fund,
Institutional Class*                                 1,267,720  $ 8,088,054
Nationwide Mid Cap Market Index Fund,
Institutional Class*                                   410,978    4,044,027
Nationwide S&P 500 Index Fund,
Institutional Class*                                 1,178,587   10,784,071
Nationwide Small Cap Index Fund,
Institutional Class*                                   321,721    2,696,018
                                                                ------------
                                                                 25,612,170
                                                                ------------

----------------------------------------------------------------------------
FIXED INCOME FUNDS  (5.1%)
Nationwide Bond Index Fund,
Institutional Class*                                   123,444    1,348,009
                                                                ------------
Total Mutual Fund                                                26,960,179
                                                                ------------
Total Investments (Cost $28,142,947) (a) - (101.1%)              26,960,179
Liabilities in excess of other assets - (-1.1%)                    (282,049)
                                                                ------------
NET ASSETS - (100.0%)                                           $26,678,130
                                                                ============

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $277,423. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $    83,299
     Unrealized depreciation       (1,543,490)
                                  ------------
     Net unrealized depreciation  $(1,460,191)
                                  ============
* Investment in affiliate.

See notes to financial statements.


                                                                    NATIONWIDE 3

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Investor Destinations Moderately Aggressive Fund (formerly Investor Destinations Moderately Aggressive Fund) returned -16.16%(a) versus -17.86% for a composite of 55% S&P 500 Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, and 20% Lehman Brothers Aggregate Bond Index. The returns for those Indexes were -24.90%, -24.68% and 14.56%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's heavy equity weighting contributed to its negative return for the 12 months ended October 31, 2001. The trends that dominated during the first six months of the fiscal year carried over to the second half. U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. The Fund's exposure to smaller-capitalization stocks helped it outperform the composite. Throughout the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential, producing a very significant disparity in the returns of growth stocks versus value stocks. In the most extreme case for the fiscal year, the Russell MidCap Growth Index fell 42.8% while the Russell MidCap Value Index lost only 1.3%. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell more than 49%. Most major global equity markets declined, too, in both local-currency terms and U.S.-dollar terms.

     The bond market outperformed the overall equity market in this 12-month period, though the Fund's 15% weighting in bonds (and 5% in short-term investments) was not sufficient to offset losses in stocks. Fixed-income investors benefited from the decline in interest rates, because bond prices rise when rates fall. Bond prices were also helped by increased demand, as would-be equity investors sought relative safety in fixed-income securities, especially Treasury issues. As a result, bonds and bond funds turned in positive performances for the 12 months ended October 31, 2001, with longer-term bonds (which are more sensitive to changes in interest rates) outperforming shorter-term bonds.

WHAT IS THE FUND'S POSITION GOING FORWARD?

     The Nationwide Investor Destinations Moderately Aggressive Fund will continue to pursue its goal of growth of capital, as well as income. We will attempt to maintain a target allocation of 35% large-cap stocks, 25% international stocks, 15% mid-cap stocks, 15% bonds, 5% small-cap stocks and 5% short-term investments.

PORTFOLIO MANAGER: INVESTMENT TEAM WITH BILL MILLER, LEAD MANAGER
(A) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE: $36,529,118

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)


Years                           1     Inception(5)
----------------  ---------  -------  ------------
Class A           w/o SC**   -16.16%       -12.82%
                  w/SC(1)    -21.02%       -16.00%
----------------  ---------  -------  ------------
Class B           w/o SC**   -16.75%       -13.39%
                  w/SC(2)    -20.87%       -15.56%
----------------  ---------  -------  ------------
Class C*          w/o SC**   -16.75%       -13.39%
                  w/SC(3)    -18.43%       -13.93%
----------------  ---------  -------  ------------
Service Class(4)             -16.05%       -12.72%
----------------  ---------  -------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* Performance for the Class C shares is reflective of Class B shares. Actual performance diverges from Class B shares due to low asset levels and the brief operational period (less than one year) of the new Class C shares. These returns have been restated for Class C sales charges.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on March 31, 2000.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A      Load    Blended LB Aggregate Bond (20%),   LB Aggregate Bond   S&P 500   MSCI EAFE     CPI
                              S&P 500 (55%),
                             MSCI EAFE (25%)
3/30/2000.  $9,425  $                           10,000  $           10,000  $ 10,000  $   10,000  $10,000
10/31/2000  $9,040  $                            9,536  $           10,550  $  9,599  $    8,633  $10,184
10/31/2001  $7,579  $                            7,832  $           12,085  $  7,209  $    6,503  $10,459




Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Aggressive Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(b), S&P 500 Index (S&P 500)(c), Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(d), Composite Index (Composite)(e), and the Consumer Price Index (CPI)(f) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.
(c) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(d) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(e) The Composite is a combination of 55% S&P 500, 25% MSCI EAFE, and 20% LB Aggregate Bond.
(f) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households. Statement of Investments


4 NATIONWIDE

NATIONWIDE(R) INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
--------------------------------------------------------------

                                October 31, 2001


                                                      SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE

MUTUAL FUND  (97.1%)
---------------------------------------------------------------------------
EQUITY FUNDS  (79.7%)
Nationwide International Index Fund,
Institutional Class*                                 1,431,392  $ 9,132,279
Nationwide Mid Cap Market Index Fund,
Institutional Class*                                   556,846    5,479,368
Nationwide S&P 500 Index Fund,
Institutional Class*                                 1,397,289   12,785,191
Nationwide Small Cap Index Fund,
Institutional Class*                                   217,954    1,826,456
                                                                -----------
                                                                 29,223,294
                                                                -----------

---------------------------------------------------------------------------
FIXED INCOME FUNDS  (17.4%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                    94,147      913,228
Nationwide Bond Index Fund,
Institutional Class*                                   501,774    5,479,368
                                                                -----------
                                                                  6,392,596
                                                                -----------
TOTAL MUTUAL FUND                                                35,615,890
                                                                -----------

FIXED CONTRACT  (2.5%)
---------------------------------------------------------------------------
Nationwide Fixed Contract, 5.15%*(b)                $  913,228      913,228
                                                                -----------
TOTAL FIXED CONTRACT                                                913,228
                                                                -----------
TOTAL INVESTMENTS (COST $37,596,202) (A) - (99.6%)               36,529,118
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.4%)                      156,433
                                                                -----------
NET ASSETS - (100.0%)                                           $36,685,551
                                                                ===========

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $388,486. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $   167,427
     Unrealized depreciation       (1,622,997)
                                  ------------
     Net unrealized depreciation  $(1,455,570)
                                  ============
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
* Investment in affiliate.

See notes to financial statements.


                                                                    NATIONWIDE 5

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE INVESTOR DESTINATIONS
MODERATE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Investor Destinations Moderate Fund (formerly Investor Destinations Moderate Fund) returned -10.41%(a) versus -10.51% for a composite of 45% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for those Indexes were -24.90%, 14.56% and -24.68%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's equity weighting contributed to its negative return for the 12 months ended October 31, 2001. The trends that dominated during the first six months of the fiscal year carried over to the second half. U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. The Fund's exposure to smaller-capitalization stocks helped it outperform the composite. Throughout the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential, producing a very significant disparity in the returns of growth stocks versus value stocks. In the most extreme case for the fiscal year, the Russell MidCap Growth Index fell 42.8% while the Russell MidCap Value Index lost only 1.3%. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell more than 49%. Most major global equity markets declined, too, in both local-currency terms and U.S.-dollar terms.

     The bond market outperformed the overall equity market in this 12-month period, though the Fund's 25% weighting in bond funds (and 15% in short-term investments) was not sufficient to offset losses in stocks. Fixed-income investors benefited from the decline in interest rates, because bond prices rise when rates fall. Bond prices were also helped by increased demand, as would-be equity investors sought relative safety in fixed-income securities, especially Treasury issues. As a result, bonds and bond funds turned in positive performances for the 12 months ended October 31, 2001. with longer-term bonds (which are more sensitive to changes in interest rates) outperforming shorter-term bonds.

WHAT IS THE FUND'S POSITION GOING FORWARD?

     The Nationwide Investor Destinations Moderate Fund will continue to pursue its goal of growth of capital and income. We will attempt to maintain a target allocation of 30% large-cap stocks, 25% bonds, 15% international stocks, 15% short-term investments, 10% mid-cap stocks and 5% small-cap stocks.

PORTFOLIO MANAGER: INVESTMENT TEAM WITH BILL MILLER, LEAD MANAGER
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $58,295,090

October 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)


Years                        1     Inception(5)
--------------  --------  -------  ------------
Class A         w/o SC**  -10.41%        -7.40%
                w/SC1     -15.58%       -10.79%
--------------  --------  -------  ------------
Class B         w/o SC**  -10.84%        -7.91%
                w/SC2     -15.25%       -10.21%
--------------  --------  -------  ------------
Class C*        w/o SC**  -10.84%        -7.91%
                w/SC3     -12.61%        -8.49%
--------------  --------  -------  ------------
Service Class4            -10.26%        -7.23%
--------------  --------  -------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* Performance for the Class C shares is reflective of Class B shares. Actual performance diverges from Class B shares due to low asset levels and the brief operational period (less than one year) of the new Class C shares. These returns have been restated for Class C sales charges.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on March 31, 2000.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A      Load    Blended LB Aggregate Bond (40%),   LB Aggregate Bond   S&P 500   MSCI EAFE     CPI
                              S&P 500 (45%),
                             MSCI EAFE (15%)
3/30/2000.  $9,425  $                           10,000  $           10,000  $ 10,000  $   10,000  $10,000
10/31/2000  $9,311  $                            9,823  $           10,550  $  9,599  $    8,633  $10,184
10/31/2001  $8,341  $                            8,790  $           12,085  $  7,209  $    6,503  $10,459




Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderate Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(b), S&P 500 Index (S&P 500)(c), Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(d), Composite Index (Composite)(e), and the Consumer Price Index (CPI)(f) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.
(c) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(d) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(e) The Composite is a combination of 45% S&P 500, 40% LB Aggregate Bond, and 15% MSCI EAFE.
(f) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


6 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) INVESTOR DESTINATIONS MODERATE FUND
--------------------------------------------------------------------------------


                                OCTOBER 31, 2001


                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
MUTUAL FUND  (92.6%)
-----------------------------------------------------------------------------
EQUITY FUNDS  (60.1%)
Nationwide International Index Fund,
Institutional Class*                                  1,370,574  $ 8,744,264
Nationwide Mid Cap Market Index Fund,
Institutional Class*                                    592,430    5,829,509
Nationwide S&P 500 Index Fund,
Institutional Class*                                  1,911,314   17,488,526
Nationwide Small Cap Index Fund,
Institutional Class*                                    347,823    2,914,755
                                                                 ------------
                                                                  34,977,054
                                                                 ------------
-----------------------------------------------------------------------------
FIXED INCOME FUNDS  (32.5%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                    450,735    4,372,132
Nationwide Bond Index Fund,
Institutional Class*                                  1,334,595   14,573,772
                                                                 ------------
                                                                  18,945,904
                                                                 ------------
TOTAL MUTUAL FUND                                                 53,922,958
                                                                 ============

FIXED CONTRACT  (7.5%)
-----------------------------------------------------------------------------
Nationwide Fixed Contract,
5.15%*(b)                                            $4,372,132    4,372,132
                                                                 ------------
Total Fixed Contract                                               4,372,132
                                                                 ------------
Total Investments (Cost $59,733,940) (a) - (100.1%)               58,295,090
Liabilities in excess of other assets - (-0.1%)                      (49,180)
                                                                 ------------
NET ASSETS - (100.0%)                                            $58,245,910
                                                                 ============
-----------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $894,570. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $   243,777
     Unrealized depreciation       (2,577,197)
                                  ------------
     Net unrealized depreciation  $(2,333,420)
                                  ============
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
* Investment in affiliate.


See notes to financial statements.


                                                                    NATIONWIDE 7

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Investor Destinations Moderately Conservative Fund (formerly Investor Destinations Moderately Conservative Fund) returned -4.06%(a) versus -2.66% for a composite of 60% Lehman Brothers Aggregate Bond Index, 30% S&P 500 Index, and 10% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for those Indexes were 14.56%, -24.90% and -24.68%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's equity weighting (40%) was a drag on its overall return for the 12 months ended October 31, 2001. However, the Fund's allocation to bonds (60% - 35% in bonds and 25% in short-term instruments) helped offset losses in stocks.

     Fixed-income investors benefited from the decline in interest rates, because bond prices rise when rates fall. Bond prices were also helped by increased demand, as would-be equity investors sought relative safety in fixed-income securities, especially Treasury issues. As a result, bonds and bond funds turned in positive performances for the 12 months ended October 31, 2001, with longer-term bonds (which are more sensitive to changes in interest rates) outperforming shorter-term bonds. The Fund's conservative short-term investments caused it to underperform the composite, which does not have a similar short-term component.

     U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Throughout the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential, producing a very significant disparity in the returns of growth stocks versus value stocks. In the most extreme case for the fiscal year, the Russell MidCap Growth Index fell 42.8% while the Russell MidCap Value Index lost only 1.3%. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell more than 49%. Most major global equity markets declined, too, in both local-currency terms and U.S.-dollar terms.

WHAT IS THE FUND'S POSITION GOING FORWARD?

     We believe that easier monetary policy and fiscal stimulus combined with lower oil prices will send the economy into recovery in 2002. The Nationwide Investor Destinations Moderately Conservative Fund will continue to pursue its goal of income, and secondarily, long-term growth of capital. We will attempt to maintain a target allocation of 35% bonds, 25% short-term investments, 20% large-cap stocks, 10% mid-cap stocks and 10% international stocks.

Portfolio Manager: Investment team with Bill Miller, Lead Manager
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $14,857,164

OCTOBER 31, 2001


AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)


YEARS                          1     INCEPTION(5)
----------------  ---------  ------  ------------
Class A           w/o SC**   -4.06%        -2.51%
                  w/SC(1)    -9.55%        -6.08%
----------------  ---------  ------  ------------
Class B           w/o SC**   -4.67%        -3.12%
                  w/SC(2)    -9.32%        -5.50%
----------------  ---------  ------  ------------
Class C*          w/o SC**   -4.67%        -3.12%
                  w/SC(3)    -6.55%        -3.73%
----------------  ---------  ------  ------------
Service Class(4)             -3.99%        -2.42%
----------------  ---------  ------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* Performance for the Class C shares is reflective of Class B shares. Actual performance diverges from Class B shares due to low asset levels and the brief operational period (less than one year) of the new Class C shares. These returns have been restated for Class C sales charges.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on March 31, 2000.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

Class A      Load    Blended LB Aggregate Bond (60%),   LB Aggregate Bond   S&P 500   MSCI EAFE     CPI
                              S&P 500 (30%),
                             MSCI EAFE (10%)
3/30/2000   $9,425               $10,000                     $10,000        $10,000    $10,000    $10,000
10/31/2000  $9,435               $10,062                     $10,550         $9,599     $8,633    $10,184
10/31/2001  $9,051                $9,795                     $12,085         $7,209     $6,503    $10,459


Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(b), S&P 500 Index (S&P 500)(c), Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(d), Composite Index (Composite)(e), and the Consumer Price Index (CPI)(f) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.
(c) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(d) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(e) The Composite is a combination of 60% LB Aggregate Bond, 30% S&P 500, and 10% MSCI EAFE.
(f) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


8 NATIONWIDE

Statement of Investments
NATIONWIDE(R) INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
--------------------------------------------------------------------------------


                                OCTOBER 31, 2001


                                                       Shares
                                                         or
                                                      Principal
                                                       Amount        Value
MUTUAL FUND  (87.8%)
------------------------------------------------------------------------------
EQUITY FUNDS  (40.2%)
Nationwide International Index Fund,
Institutional Class*                                     232,871  $ 1,485,716
Nationwide Mid Cap Market Index Fund,
Institutional Class*                                     150,987    1,485,716
Nationwide S&P 500 Index Fund,
Institutional Class*                                     324,747    2,971,434
                                                                  ------------
                                                                    5,942,866
                                                                  ------------

FIXED INCOME FUNDS  (47.6%)
------------------------------------------------------------------------------
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                     191,458    1,857,145
Nationwide Bond Index Fund,
Institutional Class*                                     476,191    5,200,007
                                                                  ------------
                                                                    7,057,152
                                                                  ------------

TOTAL MUTUAL FUND                                                  13,000,018
                                                                  ------------

FIXED CONTRACT  (12.6%)
------------------------------------------------------------------------------
Nationwide Fixed Contract,
5.15%*(b)                                            $ 1,857,146    1,857,146
                                                                  ------------
Total Fixed Contract                                                1,857,146
                                                                  ------------
Total Investments (Cost $14,895,452) (a) - (100.4%)   14,857,164
Liabilities in excess of other assets - (-0.4%)                       (65,680)
                                                                  ------------
NET ASSETS- (100.0%)                                              $14,791,484
                                                                  ============
------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $257,468. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $  76,030
     Unrealized depreciation       (371,786)
                                  ----------
     Net unrealized depreciation  $(295,756)
                                  ==========
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in affiliate.

See notes to financial statements.


                                                                    NATIONWIDE 9

NATIONWIDE(R) MUTUAL FUNDS
----------------------------------------------------------------------------

NATIONWIDE INVESTOR DESTINATIONS
CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Investor Destinations Conservative Fund (formerly Investor Destinations Conservative
Fund) returned 1.71%(a) versus 5.69% for a composite of 80% Lehman Brothers Aggregate Bond Index, 15% S&P 500 Index, and 5% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The returns for those Indexes were 14.56%, -24.90% and -24.68%, respectively.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's equity weighting (40%) was a drag on its overall return for the 12 months ended October 31, 2001. However, the Fund's allocation to bonds (80% - 35% in bonds and 45% in short-term instruments) helped offset losses in stocks.

     Fixed-income investors benefited from the decline in interest rates, because bond prices rise when rates fall. Bond prices were also helped by increased demand, as would-be equity investors sought relative safety in fixed-income securities, especially Treasury issues. As a result, bonds and bond funds turned in positive performances for the 12 months ended October 31, 2001, with longer-term bonds (which are more sensitive to changes in interest rates) outperforming shorter-term bonds. The Fund's conservative short-term investments caused it to underperform the composite, which does not have a similar short-term component.

     U.S. equity markets across all capitalizations declined, with larger stocks suffering more than mid-cap and small-cap stocks. Throughout the period, investors most severely punished the stocks of U.S. companies with the highest perceived growth potential, producing a very significant disparity in the returns of growth stocks versus value stocks. In the most extreme case for the fiscal year, the Russell MidCap Growth Index fell 42.8% while the Russell MidCap Value Index lost only 1.3%. The Nasdaq Composite Index, a barometer for fast-growing technology stocks, fell more than 49%. Most major global equity markets declined, too, in both local-currency terms and U.S.-dollar terms.

WHAT IS THE FUND'S POSITION GOING FORWARD?

     We believe that easier monetary policy and fiscal stimulus combined with lower oil prices will send the economy into recovery in 2002. The Nationwide Investor Destinations Conservative Fund will continue to pursue its primary goal of seeking income, and secondarily, long-term growth of capital. We will attempt to maintain a target allocation of 45% short-term investments, 35% bonds, 10% large-cap stocks, 5% mid-cap stocks and 5% international stocks.

Portfolio Manager: Investment team with Bill Miller, Lead Manager
(a) -Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Market Value: $11,428,944

October 31, 2001

Average Annual Total Return
(For Years Ended October 31, 2001)


Years                              1       Inception(5)
----------------  ---------  ------------  ------------
Class A           w/o SC**          1.71%         2.02%
                  w/SC(1)          -4.14%        -1.72%
----------------  ---------  ------------  ------------
Class B           w/o SC**          1.04%        1.36%
                  w/SC(2)          -3.86%        -1.10%
----------------  ---------  ------------  ------------
Class C*          w/o SC**          1.04%         1.36%
                  w/SC(3)          -0.93%         0.73%
----------------  ---------  ------------  ------------
Service Class(4)                    1.75%         2.09%
----------------  ---------  ------------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* Performance for the Class C shares is reflective of Class B shares. Actual performance diverges from Class B shares due to low asset levels and the brief operational period (less than one year) of the new Class C shares. These returns have been restated for Class C sales charges.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on March 31, 2000.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A      Load    Blended LB Aggregate Bond (80%),   LB Aggregate Bond   S&P 500   MSCI EAFE     CPI
                              S&P 500 (15%),
                              MSCI EAFE (5%)
3/30/2000.  $9,425  $                           10,000  $           10,000  $ 10,000  $   10,000  $10,000
10/31/2000  $9,565  $                           10,304  $           10,550  $  9,599  $    8,633  $10,184
10/31/2001  $9,729  $                           10,891  $           12,085  $  7,209  $    6,503  $10,459




Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(b), S&P 500 Index (S&P 500)(c), Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(d), Composite Index (Composite)(e), and the Consumer Price Index (CPI)(f) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.
(c) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(d) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(e) The Composite is a combination of 80% LB Aggregate Bond, 15% S&P 500, and 5% MSCI EAFE.
(f) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


10 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) INVESTOR DESTINATIONS CONSERVATIVE FUND
--------------------------------------------------------------------------------



                                OCTOBER 31, 2001


                                                      SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
MUTUAL FUND  (77.2%)
---------------------------------------------------------------------------
EQUITY FUNDS  (19.9%)
Nationwide International Index Fund,
Institutional Class*                                    89,569  $   571,447
Nationwide Mid Cap Market Index Fund,
Institutional Class*                                    58,074      571,447
Nationwide S&P 500 Index Fund,
Institutional Class*                                   124,906    1,142,895
                                                                -----------
                                                                  2,285,789
                                                                -----------

---------------------------------------------------------------------------
FIXED INCOME FUNDS  (57.3%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                   265,104    2,571,512
Nationwide Bond Index Fund,
Institutional Class*                                   366,312    4,000,131
                                                                -----------
                                                                  6,571,643
                                                                -----------

TOTAL MUTUAL FUND                                                 8,857,432
                                                                -----------

FIXED CONTRACT  (22.4%)
---------------------------------------------------------------------------
Nationwide Fixed Contract,
5.15%*(b)                                           $2,571,512    2,571,512
                                                                -----------
Total Fixed Contract                                              2,571,512
                                                                -----------
Total Investments (Cost $11,536,014) (a) - (99.6%)               11,428,944
Other assets in excess of liabilities - (0.4%)                       50,263
                                                                -----------
NET ASSETS - (100.0%)                                           $11,479,207
                                                                ===========
---------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,357. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $  49,800
     Unrealized depreciation       (176,227)
                                  ----------
     Net unrealized depreciation  $(126,427)
                                  ==========
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in affiliate.

See notes to financial statements.


                                                                   NATIONWIDE 11

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------



                                                         October 31, 2001



                                                                                     Nationwide                      Nationwide
                                                                     Nationwide       Investor       Nationwide       Investor
                                                                      Investor      Destinations      Investor      Destinations
                                                                    Destinations     Moderately     Destinations     Moderately
                                                                     Aggressive      Aggressive       Moderate      Conservative
                                                                        Fund            Fund            Fund            Fund
================================================================  ==============  ==============  ==============  ===============
Assets:
Investments in affiliated securities at value
(cost $28,142,947; $37,596,202; $59,733,940;
14,895,452 and $11,536,014; respectively)                         $  26,960,179   $  36,529,118   $  58,295,090   $  14,857,164
Interest and dividends receivable                                          1,242           8,884          31,783          12,371
Receivable for investments sold                                           43,001         263,160         356,465          56,587
Receivable from adviser                                                    2,436           2,321             790           3,815
Prepaid expenses and other assets                                             82              97             154              74
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Total Assets                                                          27,006,940      36,803,580      58,684,282      14,930,011
----------------------------------------------------------------  --------------  --------------  --------------  ---------------

Liabilities:
Payable to custodian                                                           -               -               -           2,645
Payable for investments purchased                                        304,310          89,688         400,814         114,035
Accrued expenses and other payables
  Investment advisory fees                                                 2,897           3,907           6,296           1,573
  Fund administration fees                                                 6,370           6,370           6,370           6,370
  Transfer agent fees                                                        300             361             542             188
  Distribution fees                                                        5,575           7,519          12,112           3,032
    Other                                                                  9,358          10,184          12,238          10,684
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Total Liabilities                                                        328,810         118,029         438,372         138,527
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Net Assets                                                         $  26,678,130   $  36,685,551   $  58,245,910   $  14,791,484
================================================================  ==============  ==============  ==============  ===============

Represented by:
Capital                                                            $  29,907,055   $  39,839,962   $  61,660,256   $  15,326,500
Accumulated net investment income (loss)                                       -          13,576          77,830          33,642
Accumulated net realized gains (losses)
from investment transactions                                          (2,046,157)     (2,100,903)     (2,053,326)       (530,370)
Net unrealized appreciation (depreciation) on investments             (1,182,768)     (1,067,084)     (1,438,850)        (38,288)
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Net Assets                                                         $  26,678,130   $  36,685,551   $  58,245,910   $  14,791,484
================================================================  ==============  ==============  ==============  ===============

Net Assets:
Class A Shares                                                     $       7,436   $     8,046(b)  $     8,855(d)  $       9,599
Class B Shares                                                             7,358           7,963           8,768         9,511(f)
Class C Shares                                                              22(a)           22(c)           23(e)           24(g)
Service Class Shares                                                  26,663,314      36,669,520      58,228,264      14,772,350
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Total                                                              $  26,678,130   $  36,685,551   $  58,245,910   $  14,791,484
================================================================  ==============  ==============  ==============  ===============

Shares outstanding (unlimited number of shares authorized):
Class A Shares                                                             1,011         1,015(b)        1,024(d)          1,045
Class B Shares                                                             1,007           1,010           1,015         1,033(f)
Class C Shares                                                               3(a)            3(c)            3(e)            3(g)
Service Class Shares                                                   3,620,289       4,635,262       6,748,254       1,605,841
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Total                                                                  3,622,310       4,637,290       6,750,296       1,607,922
================================================================  ==============  ==============  ==============  ===============

Net asset value:
Class A Shares                                                     $        7.36   $        7.92   $        8.64   $        9.19
Class B Shares*                                                    $        7.31   $        7.88   $        8.64   $        9.20
Class C Shares**                                                   $        7.36   $        7.91   $        8.66   $        9.22
Service Class Shares                                               $        7.36   $        7.91   $        8.63   $        9.20
Maximum offering price per share (100%/(100%-maximum
sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                     $        7.81   $        8.40   $        9.17   $        9.75
Class C Shares                                                     $        7.43   $        7.99   $        8.75   $        9.31
----------------------------------------------------------------  --------------  --------------  --------------  ---------------
Maximum Sales Charge - Class A Shares                                       5.75%           5.75%           5.75%           5.75%
================================================================  ==============  ==============  ==============  ===============
Maximum Sales Charge - Class C Shares                                       1.00%           1.00%           1.00%           1.00%
================================================================  ==============  ==============  ==============  ===============



                                                                     Nationwide
                                                                      Investor
                                                                    Destinations
                                                                    Conservative
                                                                        Fund
-----------------------------------------------------------------  --------------
Assets:
Investments in affiliated securities at value
(cost $28,142,947; $37,596,202; $59,733,940;
14,895,452 and $11,536,014; respectively)                         $   11,428,944
Interest and dividends receivable                                         14,641
Receivable for investments sold                                           80,334
Receivable from adviser                                                    8,073
Prepaid expenses and other assets                                             95
-----------------------------------------------------------------  --------------
Total Assets                                                          11,532,087
-----------------------------------------------------------------  --------------

Liabilities:
Payable to custodian                                                           -
Payable for investments purchased                                         34,449
Accrued expenses and other payables
  Investment advisory fees                                                 1,237
  Fund administration fees                                                 6,370
  Transfer agent fees                                                        151
  Distribution fees                                                        2,385
    Other                                                                  8,288
-----------------------------------------------------------------  --------------
Total Liabilities                                                         52,880
-----------------------------------------------------------------  --------------
Net Assets                                                         $  11,479,207
=================================================================  ==============

Represented by:
Capital                                                            $  11,604,473
Accumulated net investment income (loss)                                  38,373
Accumulated net realized gains (losses)
from investment transactions                                             (56,569)
Net unrealized appreciation (depreciation) on investments               (107,070)
-----------------------------------------------------------------  --------------
Net Assets                                                         $  11,479,207
=================================================================  ==============

Net Assets:
Class A Shares                                                     $      10,317
Class B Shares                                                            10,216
Class C Shares                                                              25(h)
Service Class Shares                                                  11,458,649
-----------------------------------------------------------------  --------------
Total                                                              $  11,479,207
=================================================================  ==============

Shares outstanding (unlimited number of shares authorized):
Class A Shares                                                             1,055
Class B Shares                                                             1,044
Class C Shares                                                               3(h)
Service Class Shares                                                   1,170,972
-----------------------------------------------------------------  --------------
Total                                                                  1,173,074
=================================================================  ==============

Net asset value:
Class A Shares                                                     $        9.78
Class B Shares*                                                    $        9.79
Class C Shares**                                                   $        9.79
Service Class Shares                                               $        9.79
Maximum offering price per share (100%/(100%-maximum
sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                     $       10.38
Class C Shares                                                     $        9.89
-----------------------------------------------------------------  --------------

Maximum Sales Charge - Class A Shares                                       5.75%
=================================================================  ==============

Maximum Sales Charge - Class C Shares                                       1.00%
=================================================================  ==============

(a)  Net assets are actually $21.81 and shares outstanding are 2.962 shares.
(b) Net assets are actually $8,045.66 and shares outstanding are 1,015.382 shares.
(c)  Net assets are actually $22.38 and shares outstanding are 2.831 shares.
(d) Net assets are actually $8,854.80 and shares outstanding are 1,024.279 shares.
(e)  Net assets are actually $23.23 and shares outstanding are 2.682 shares.
(f) Net assets are actually $9,511.15 and shares outstanding are 1,033.486 shares.
(g)  Net assets are actually $23.90 and shares outstanding are 2.593 shares.
(h)  Net assets are actually $24.55 and shares outstanding are 2.508 shares.
* For Class B Shares, the redemption price per share varies by the length of time shares are held.
** For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.


See notes to financial statements.


12 NATIONWIDE

STATEMENTS OF OPERATIONS
------------------------

                                          For the Year Ended October 31, 2001


                                                                           Nationwide                      Nationwide
                                                           Nationwide       Investor       Nationwide       Investor
                                                            Investor      Destinations      Investor      Destinations
                                                          Destinations     Moderately     Destinations     Moderately
                                                           Aggressive      Aggressive       Moderate      Conservative
                                                              Fund            Fund            Fund            Fund
=======================================================  ==============  ==============  ==============  ==============
INVESTMENT INCOME:
Dividend income from affiliates                          $      51,351   $      94,703   $     283,538   $     106,358
Dividend income                                                 50,689         126,984         327,750         137,118
                                                         --------------  --------------  --------------  --------------

    Total Income                                               102,040         221,687         611,288         243,476
                                                         --------------  --------------  --------------  --------------


Expenses:
Investment advisory fees                                        13,404          16,413          29,714           8,016
Fund administration fees                                        75,000          75,000          75,000          75,000
Distribution fees Class A                                           21              44              51              29
Distribution fees Class B                                           84              88              93              99
Distribution fees Service Class                                 25,735          31,498          57,069          15,363
Accounting fees                                                    227             233             213             244
Transfer agent fees                                              1,343           1,575           2,601             961
Trustees' fees                                                   1,643           2,646             663             230
Professional fees                                               15,845          17,149          17,998          17,231
Custodian fees                                                   7,604          11,277          14,702           9,025
Insurance fees                                                      39              46              68              74
Registration and filing fees                                    16,526          16,870          15,337          18,074
Printing                                                         7,475           7,610           6,921           8,054
Other                                                            1,887           1,901           1,793           2,030
                                                         --------------  --------------  --------------  --------------

    Total expenses before reimbursed expenses                  166,833         182,350         222,223         154,430
Expenses reimbursed                                           (103,869)       (105,243)        (82,709)       (116,734)
                                                         --------------  --------------  --------------  --------------

    Total Expenses                                              62,964          77,107         139,514          37,696
                                                         --------------  --------------  --------------  --------------

Net Investment Income (Loss)                                    39,076         144,580         471,774         205,780
                                                         --------------  --------------  --------------  --------------
=======================================================  ==============  ==============  ==============  ==============

REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on investment transactions
    with affiliates                                           (390,281)       (549,957)       (646,595)       (350,261)
Realized gains (losses) on investment transactions          (1,663,698)     (1,558,746)     (1,422,332)       (187,394)
Realized gain distributions from underlying Funds               27,783          28,922          22,316          16,912
                                                         --------------  --------------  --------------  --------------

Net realized gains (losses) on investment transactions      (2,026,196)     (2,079,781)     (2,046,611)       (520,743)
                                                         --------------  --------------  --------------  --------------

Net change in unrealized appreciation/depreciation
    on investments                                          (1,200,498)     (1,080,267)     (1,452,579)        (45,407)
                                                         --------------  --------------  --------------  --------------

Net realized/unrealized gains (losses) on investments       (3,226,694)     (3,160,048)     (3,499,190)       (566,150)
                                                         --------------  --------------  --------------  --------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           $  (3,187,618)  $  (3,015,468)  $  (3,027,416)  $    (360,370)
                                                         ==============  ==============  ==============  ==============
=======================================================  ==============  ==============  ==============  ==============



                                                           Nationwide
                                                            Investor
                                                          Destinations
                                                          Conservative
                                                              Fund
=======================================================  ==============
INVESTMENT INCOME:
Dividend income from affiliates                          $     151,743
Dividend income                                                115,329
                                                         --------------

    Total Income                                               267,072
                                                         --------------
=======================================================  ==============


Expenses:
Investment advisory fees                                         7,267
Fund administration fees                                        75,000
Distribution fees Class A                                           26
Distribution fees Class B                                          102
Distribution fees Service Class                                 13,925
Accounting fees                                                    212
Transfer agent fees                                                899
Trustees' fees                                                     175
Professional fees                                               11,616
Custodian fees                                                  12,754
Insurance fees                                                      93
Registration and filing fees                                    14,899
Printing                                                         6,335
Other                                                            1,754
                                                         --------------

    Total expenses before reimbursed expenses                  145,057
Expenses reimbursed                                           (110,874)
                                                         --------------

    Total Expenses                                              34,183
                                                         --------------

Net Investment Income (Loss)                                   232,889
                                                         --------------
=======================================================  ==============

REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on investment transactions
    with affiliates                                            (30,651)
Realized gains (losses) on investment transactions             (29,152)
Realized gain distributions from underlying Funds                4,832
                                                         --------------

Net realized gains (losses) on investment transactions         (54,971)
                                                         --------------

Net change in unrealized appreciation/depreciation
    on investments                                            (109,417)
                                                         --------------

Net realized/unrealized gains (losses) on investments         (164,388)
                                                         --------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           $      68,501
                                                         ==============
=======================================================  ==============


See notes to financial statements.Statements of Changes in Net Assets


                                                                   NATIONWIDE 13

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                          Nationwide                       Nationwide                      Nationwide
                                      Investor Destinations            Investor Destinations         Investor Destinations
                                      Aggressive Fund              Moderately Aggressive Fund            Moderate Fund
                                  Year Ended     Period Ended      Year Ended      Period Ended    Year Ended     Period Ended
                                  October 31,    October 31,      October 31,      October 31,     October 31,    October 31,
                                     2001          2000(a)            2001           2000(a)          2001          2000(a)
===============================================================================================================================
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)     $     39,076   $        (114)  $       144,580   $       1,173   $    471,774   $       1,120
Net realized gains (losses)
  on investments                   (2,026,196)        (19,961)       (2,079,781)        (21,122)    (1,452,579)         13,729
Net change in unrealized
  appreciation/depreciation
  on investments                   (1,200,498)         17,730        (1,080,267)         13,183     (2,046,611)         (6,715)
                                 -------------  --------------  ----------------  --------------  -------------  --------------

Change in net assets resulting
  from operations                  (3,187,618)         (2,345)       (3,015,468)         (6,766)    (3,027,416)          8,134
===============================================================================================================================

Distributions to Class A
Shareholders from:
Net investment income                     (76)              -              (211)             (2)          (299)            (69)
Return of capital                         (17)              -                 -               -              -               -

Distributions to Class B
  Shareholders from:
Net investment income                     (49)              -               (89)              -           (113)            (29)
Return of capital                         (11)              -                 -               -              -               -

Distributions to Service Class
  Shareholders from:
Net investment income                 (38,951)              -          (131,663)           (212)      (394,341)           (213)
Return of capital                      (9,003)              -                 -               -              -               -
                                 -------------  --------------  ----------------  --------------  -------------  --------------

Change in net assets from
  shareholder distributions           (48,107)              -          (131,963)           (214)      (394,753)           (311)
                                 -------------  --------------  ----------------  --------------  -------------  --------------

Change in net assets from
  capital transactions             28,485,295       1,430,905        38,815,380       1,024,582     60,777,680         882,576
                                 -------------  --------------  ----------------  --------------  -------------  --------------
Change in net assets               25,249,570       1,428,560        35,667,949       1,017,602     57,355,511         890,399

Net Assets:
Beginning of period                 1,428,560               -         1,017,602               -        890,399               -
                                 -------------  --------------  ----------------  --------------  -------------  --------------

End of period                    $ 26,678,130   $   1,428,560   $    36,685,551   $   1,017,602   $ 58,245,910   $     890,399
                                 =============  ==============  ================  ==============  =============  ==============
===============================================================================================================================

(a)     For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

See notes to financial statements.     Statements of Changes in Net Assets


14 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             Nationwide                    Nationwide
                                                                        Investor Destinations        Investor Destinations
                                                                    Moderately Conservative Fund       Conservative Fund
                                                                     Year Ended     Period Ended    Year Ended     Period Ended
                                                                     October 31,    October 31,     October 31,    October 31,
                                                                        2001          2000(a)          2001          2000(a)
================================================================================================================================
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)                                        $    205,780   $       4,706   $    232,889   $       1,798
Net realized gains (losses) on investments                              (520,743)         (9,627)        (54,971)        (1,598)
Net change in unrealized appreciation/depreciation on investments        (45,407)          7,119        (109,417)         2,347
                                                                    -------------                  -------------  --------------

Change in net assets resulting from operations                          (360,370)          2,198         68,501           2,547
                                                                    -------------  --------------  -------------  --------------
================================================================================================================================

Distributions to Class A Shareholders from:
Net investment income                                                       (340)           (120)          (387)           (158)

Distributions to Class B Shareholders from:
Net investment income                                                       (241)            (84)          (308)           (121)

Distributions to Service Class Shareholders from:
Net investment income                                                   (175,789)           (270)      (194,966)           (374)
                                                                    -------------  --------------  -------------  --------------

Change in net assets from shareholder distributions                     (176,370)           (474)      (195,661)           (653)
                                                                    -------------  --------------  -------------  --------------

Change in net assets from capital transactions                        13,077,457       2,249,043     11,094,132         510,341
                                                                    -------------  --------------  -------------  --------------

Change in net assets                                                  12,540,717       2,250,767     10,966,972         512,235
Net Assets:
Beginning of period                                                    2,250,767               -        512,235               -
                                                                    -------------  --------------  -------------  --------------

End of period                                                       $ 14,791,484   $   2,250,767   $ 11,479,207   $     512,235
                                                                    =============  ==============  =============  ==============
================================================================================================================================

(a)     For the period from March 31, 2000 (commencement of operations) through October 31, 2000.


See notes to financial statements.Financial Highlights


                                                                   NATIONWIDE 15

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
               Selected Data for Each Share of Capital Outstanding


                                                                 Class A         Shares         Class B         Shares
Nationwide Investor Destinations Aggressive Fund               Year Ended     Period Ended    Year Ended     Period Ended
                                                               October 31,    October 31,     October 31,    October 31,
                                                                  2001          2000(a)          2001          2000(a)+
==========================================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $       9.37   $       10.00   $       9.33   $       10.00
                                                              -------------  --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.09            0.02           0.04           (0.02)
Net realized and unrealized gains (losses) on investments            (2.01)          (0.65)         (2.00)          (0.65)
                                                              -------------  --------------  -------------  --------------

    Total investment activities                                      (1.92)          (0.63)         (1.96)          (0.67)
                                                              -------------  --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                (0.07)              -          (0.05)              -
Return of capital                                                    (0.02)              -          (0.01)              -
                                                              -------------  --------------  -------------  --------------

    Total distributions                                              (0.09)              -          (0.06)              -
                                                              -------------  --------------  -------------  --------------

Net increase (decrease) in net asset value                           (2.01)          (0.63)         (2.02)          (0.67)
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $       7.36   $        9.37   $       7.31   $        9.33
                                                              =============  ==============  =============  ==============

    Total Return (excluding sales charge)                          (20.53%)      (6.30%)(b)       (21.12%)      (6.70%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          7   $           9   $          7   $           9
Ratio of expenses to average net assets                               0.71%        0.71%(c)          1.31%        1.31%(c)
Ratio of net investment income (loss) to average net assets           1.09%        0.34%(c)          0.50%      (0.28%)(c)
Ratio of expenses to average net assets*                              3.71%      394.30%(c)          4.47%      393.40%(c)
Portfolio turnover**                                                190.23%         253.64%        190.23%         253.64%
==========================================================================================================================

===========================================================================================================
                                                                 Class C               Service
                                                                 Shares             Class Shares
                                                               Period Ended    Year Ended     Period Ended
                                                               October 31,     October 31,    October 31,
                                                                 2001(d)          2001          2000(a)+
===========================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $        8.44   $       9.37   $       10.00
                                                              --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.03)          0.10           (0.01)
Net realized and unrealized gains (losses) on investments             (1.05)         (2.01)          (0.62)
                                                              --------------  -------------  --------------

    Total investment activities                                       (1.08)         (1.91)          (0.63)
                                                              --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                     -          (0.08)              -
Return of capital                                                         -          (0.02)              -
                                                              --------------  -------------  --------------

    Total distributions                                                   -          (0.10)              -
                                                              --------------  -------------  --------------

Net increase (decrease) in net asset value                            (1.08)         (2.01)          (0.63)
                                                              --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $        7.36   $       7.36   $        9.37
                                                              ==============  =============  ==============

    Total Return (excluding sales charge)                        (12.80%)(b)       (20.55%)      (6.30%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $           0   $     26,663   $       1,410
Ratio of expenses to average net assets                             1.31%(c)          0.61%        0.61%(c)
Ratio of net investment income (loss) to average net assets       (0.62%)(c)          0.38%      (0.11%)(c)
Ratio of expenses to average net assets*                          125.82%(c)          1.62%       56.64%(c)
Portfolio turnover**                                                 190.23%        190.23%         253.64%
===========================================================================================================

*    Ratios calculated as if no expenses were waived and/or reimbursed.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
+ Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)  Not Annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


See notes to financial statements.Financial Highlights


16 NATIONWIDE

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
               Selected Data for Each Share of Capital Outstanding


                                                                 Class A         Shares         Class B         Shares
Nationwide Investor Destinations Aggressive Fund               Year Ended     Period Ended    Year Ended     Period Ended
                                                               October 31,    October 31,     October 31,    October 31,
                                                                  2001          2000(a)          2001          2000(a)+
==========================================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $       9.59   $       10.00   $       9.56   $       10.00
                                                              -------------  --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.17            0.06           0.12           (0.03)
Net realized and unrealized gains (losses) on investments            (1.71)          (0.47)         (1.71)          (0.47)
                                                              -------------  --------------  -------------  --------------

    Total investment activities                                      (1.54)          (0.41)         (1.59)          (0.44)
                                                              -------------  --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                (0.13)              -          (0.09)              -
                                                              -------------  --------------  -------------  --------------

    Total distributions                                              (0.13)              -          (0.09)              -
                                                              -------------  --------------  -------------  --------------

Net increase (decrease) in net asset value                           (1.67)          (0.41)         (1.68)          (0.44)
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $       7.92   $        9.59   $       7.88   $        9.56
                                                              =============  ==============  =============  ==============

    Total Return (excluding sales charge)                          (16.16%)      (4.08%)(b)       (16.75%)      (4.40%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          8   $          10   $          8   $          10
Ratio of expenses to average net assets                               0.71%        0.71%(c)          1.31%        1.31%(c)
Ratio of net investment income (loss) to average net assets           1.44%        1.10%(c)          1.32%      (0.49%)(c)
Ratio of expenses to average net assets*                              3.28%      396.10%(c)          4.04%      397.48%(c)
Portfolio turnover**                                                226.13%         270.89%        226.13%         270.89%
==========================================================================================================================

===========================================================================================================
                                                                 Class C               Service
                                                                 Shares             Class Shares
                                                               Period Ended    Year Ended     Period Ended
                                                               October 31,     October 31,    October 31,
                                                                 2001(d)          2001          2000(a)+
===========================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $        8.83   $       9.59   $       10.00
                                                              --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.04)          0.15            0.07
Net realized and unrealized gains (losses) on investments             (0.88)         (1.67)          (0.47)
                                                              --------------  -------------  --------------

    Total investment activities                                       (0.92)         (1.52)          (0.40)
                                                              --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                     -          (0.16)          (0.01)
                                                              --------------  -------------  --------------

    Total distributions                                                   -          (0.16)          (0.01)
                                                              --------------  -------------  --------------

Net increase (decrease) in net asset value                            (0.92)         (1.68)          (0.41)
                                                              --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $        7.91   $       7.91   $        9.59
                                                              ==============  =============  ==============

    Total Return (excluding sales charge)                        (10.42%)(b)       (16.05%)      (4.04%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $           0   $     36,670   $         998
Ratio of expenses to average net assets                             1.31%(c)          0.61%        0.61%(c)
Ratio of net investment income (loss) to average net assets       (0.68%)(c)          1.15%        1.23%(c)
Ratio of expenses to average net assets*                          124.67%(c)          1.44%       66.76%(c)
Portfolio turnover**                                                 226.13%        226.13%         270.89%

*    Ratios calculated as if no expenses were waived and/or reimbursed.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
+ Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)  Not Annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


See notes to financial statements.Financial Highlights


                                                                   NATIONWIDE 17

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
               Selected Data for Each Share of Capital Outstanding


                                                                 Class A         Shares         Class B         Shares
Nationwide Investor Destinations Moderate Fund                 Year Ended     Period Ended    Year Ended     Period Ended
                                                               October 31,    October 31,     October 31,    October 31,
                                                                  2001+         2000(a)+         2001          2000(a)+
==========================================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $       9.81   $       10.00   $       9.81   $       10.00
                                                              -------------  --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.22            0.11           0.19            0.08
Net realized and unrealized gains (losses) on investments            (1.23)          (0.23)         (1.25)          (0.24)
                                                              -------------  --------------  -------------  --------------


    Total investment activities                                      (1.01)          (0.12)         (1.06)          (0.16)
                                                              -------------  --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                (0.16)          (0.07)         (0.11)          (0.03)
                                                              -------------  --------------  -------------  --------------

    Total distributions                                              (0.16)          (0.07)         (0.11)          (0.03)
                                                              -------------  --------------  -------------  --------------

Net increase (decrease) in net asset value                           (1.17)          (0.19)         (1.17)          (0.19)
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $       8.64   $        9.81   $       8.64   $        9.81
                                                              =============  ==============  =============  ==============

Total Return (excluding sales charge)                              (10.41%)      (1.21%)(b)       (10.84%)      (1.61%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          9   $          10   $          9   $          10
Ratio of expenses to average net assets                               0.71%        0.71%(c)          1.31%        1.31%(c)
Ratio of net investment income (loss) to average net assets           2.40%        1.97%(c)          2.11%        1.35%(c)
Ratio of expenses to average net assets*                              2.39%      392.91%(c)          4.08%      393.51%(c)
Portfolio turnover**                                                258.23%         366.93%        258.23%         366.93%
==========================================================================================================================

===========================================================================================================
                                                                 Class C               Service
                                                                 Shares             Class Shares
                                                               Period Ended    Year Ended     Period Ended
                                                               October 31,     October 31,    October 31,
                                                                 2001(d)          2001          2000(a)+
===========================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $        9.32   $       9.82   $       10.00
                                                              --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.04)          0.19            0.11
Net realized and unrealized gains (losses) on investments             (0.62)         (1.19)          (0.22)
                                                              --------------  -------------  --------------

    Total investment activities                                       (0.66)         (1.00)          (0.11)
                                                              --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                     -          (0.19)          (0.07)
                                                              --------------  -------------  --------------

    Total distributions                                                   -          (0.19)          (0.07)
                                                              --------------  -------------  --------------

Net increase (decrease) in net asset value                            (0.66)         (1.19)          (0.18)
                                                              --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $        8.66   $       8.63   $        9.82
                                                              ==============  =============  ==============

    Total Return (excluding sales charge)                         (7.08%)(b)       (10.26%)      (1.10%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $           0   $     58,228   $         871
Ratio of expenses to average net assets                             1.31%(c)          0.61%        0.61%(c)
Ratio of net investment income (loss) to average net assets       (0.67%)(c)          2.06%        2.04%(c)
Ratio of expenses to average net assets*                          123.09%(c)          0.97%      114.83%(c)
Portfolio turnover**                                                 258.23%        258.23%         366.93%
===========================================================================================================

*    Ratios calculated as if no expenses were waived and/or reimbursed.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
+ Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)  Not Annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


See notes to financial statements.Financial Highlights


18 NATIONWIDE

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
               Selected Data for Each Share of Capital Outstanding


                                                                   Class A         Shares         Class B         Shares
Nationwide Investor Destinations Moderately Conservative Fund    Year Ended     Period Ended    Year Ended     Period Ended
                                                                 October 31,    October 31,     October 31,    October 31,
                                                                    2001+         2000(a)+         2001          2000(a)+
============================================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                           $       9.89   $       10.00   $       9.89   $       10.00
                                                                -------------  --------------  -------------  --------------


INVESTMENT ACTIVITIES:
Net investment income (loss)                                            0.35            0.18           0.29            0.14
Net realized and unrealized gains (losses) on investments              (0.75)          (0.17)         (0.75)          (0.17)
                                                                -------------  --------------  -------------  --------------

    Total investment activities                                        (0.40)           0.01          (0.46)          (0.03)
                                                                -------------  --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                  (0.30)          (0.12)         (0.23)          (0.08)
                                                                -------------  --------------  -------------  --------------

    Total distributions                                                (0.30)          (0.12)         (0.23)          (0.08)
                                                                -------------  --------------  -------------  --------------

Net increase (decrease) in net asset value                             (0.70)          (0.11)         (0.69)          (0.11)
                                                                -------------  --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                                 $       9.19   $        9.89   $       9.20   $        9.89
                                                                =============  ==============  =============  ==============

    Total Return (excluding sales charge)                             (4.06%)        0.10%(b)        (4.67%)      (0.26%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                              $         10   $          10   $         10   $          10
Ratio of expenses to average net assets                                 0.71%        0.71%(c)          1.31%        1.31%(c)
Ratio of net investment income (loss) to average net assets             3.66%        3.02%(c)          3.14%        2.44%(c)
Ratio of expenses to average net assets*                                3.81%      438.49%(c)          4.52%      439.61%(c)
Portfolio turnover**                                                  235.84%         425.17%        235.84%         425.17%
============================================================================================================================


===========================================================================================================
                                                                 Class C                Service
                                                                  Shares              Class Shares
                                                               Period Ended    Year Ended     Period Ended
                                                               October 31,     October 31,    October 31,
                                                                 2001(d)          2001          2000(a)+
===========================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $        9.64   $       9.90   $       10.00
                                                              --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.04)          0.31            0.16
Net realized and unrealized gains (losses) on investments             (0.38)         (0.70)          (0.14)
                                                              --------------  -------------  --------------

    Total investment activities                                       (0.42)         (0.39)           0.02
                                                              --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                     -          (0.31)          (0.12)
                                                              --------------  -------------  --------------

    Total distributions                                                   -          (0.31)          (0.12)
                                                              --------------  -------------  --------------

Net increase (decrease) in net asset value                            (0.42)         (0.70)          (0.10)
                                                              --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $        9.22   $       9.20   $        9.90
                                                              ==============  =============  ==============

    Total Return (excluding sales charge)                         (4.36%)(b)        (3.99%)        0.18%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $           0   $     14,772   $       2,231
Ratio of expenses to average net assets                             1.31%(c)          0.61%        0.61%(c)
Ratio of net investment income (loss) to average net assets       (0.79%)(c)          3.34%        2.85%(c)
Ratio of expenses to average net assets*                          122.29%(c)          2.50%       32.84%(c)
Portfolio turnover**                                                 235.84%        235.84%         425.17%
===========================================================================================================

*    Ratios calculated as if no expenses were waived and/or reimbursed.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
+ Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)  Not Annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


See notes to financial statements.Financial Highlights


                                                                   NATIONWIDE 19

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
               Selected Data for Each Share of Capital Outstanding


                                                                 Class A         Shares         Class B         Shares
Nationwide Investor Destinations Conservative Fund             Year Ended     Period Ended    Year Ended     Period Ended
                                                               October 31,    October 31,     October 31,    October 31,
                                                                  2001          2000(a)+         2001          2000(a)+
==========================================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $       9.99   $       10.00   $       9.99   $       10.00
                                                              -------------  --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.45            0.23           0.38            0.19
Net realized and unrealized gains (losses) on investments            (0.28)          (0.08)         (0.28)          (0.08)
                                                              -------------  --------------  -------------  --------------

    Total investment activities                                       0.17            0.15           0.10            0.11
                                                              -------------  --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                (0.38)          (0.16)         (0.30)          (0.12)
                                                              -------------  --------------  -------------  --------------

    Total distributions                                              (0.38)          (0.16)         (0.30)          (0.12)
                                                              -------------  --------------  -------------  --------------

Net increase (decrease) in net asset value                           (0.21)          (0.01)         (0.20)          (0.01)
                                                              -------------  --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $       9.78   $        9.99   $       9.79   $        9.99
                                                              =============  ==============  =============  ==============

    Total Return (excluding sales charge)                             1.71%        1.49%(b)          1.04%        1.12%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $         10   $          10   $         10   $          10
Ratio of expenses to average net assets                               0.71%        0.71%(c)          1.31%        1.31%(c)
Ratio of net investment income (loss) to average net assets           4.45%        3.86%(c)          3.82%        3.26%(c)
Ratio of expenses to average net assets*                              6.91%      441.97%(c)          7.70%      443.13%(c)
Portfolio turnover**                                                176.59%         449.16%        176.59%         449.16%
==========================================================================================================================


===========================================================================================================
                                                                 Class C         Service
                                                                  Shares          Class          Shares
                                                               Period Ended    Year Ended     Period Ended
                                                               October 31,     October 31,    October 31,
                                                                 2001(d)          2001+         2000(a)+
===========================================================================================================
NET ASSET VALUE - BEGINNING OF PERIOD                         $        9.97   $      10.00   $       10.00
                                                              --------------  -------------  --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.05)          0.41            0.24
Net realized and unrealized gains (losses) on investments             (0.13)         (0.24)          (0.09)
                                                              --------------  -------------  --------------

    Total investment activities                                       (0.18)          0.17            0.15
                                                              --------------  -------------  --------------

DISTRIBUTIONS:
Net investment income                                                     -          (0.38)          (0.15)
                                                              --------------  -------------  --------------

    Total distributions                                                   -          (0.38)          (0.15)
                                                              --------------  -------------  --------------

Net increase (decrease) in net asset value                            (0.18)         (0.21)              -
                                                              --------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                               $        9.79   $       9.79   $       10.00
                                                              ==============  =============  ==============

    Total Return (excluding sales charge)                         (1.81%)(b)          1.75%        1.57%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $           0   $     11,459   $         492
Ratio of expenses to average net assets                             1.31%(c)          0.61%        0.61%(c)
Ratio of net investment income (loss) to average net assets       (0.90%)(c)          4.17%        4.32%(c)
Ratio of expenses to average net assets*                          121.18%(c)          2.58%      154.74%(c)
Portfolio turnover**                                                 176.59%        176.59%         449.16%
===========================================================================================================

*    Ratios calculated as if no expenses were waived and/or reimbursed.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
+ Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)  Not Annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


See notes to financial statements.


20 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


1.  ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NMF to Gartmore Mutual Funds which is expected to occur on or about January 25, 2002. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-two separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds").

     - Nationwide Investor Destinations Aggressive Fund (Aggressive) (formerly known as Investor Destinations Aggressive Fund)

     - Nationwide Investor Destinations Moderately Aggressive Fund (Moderately Aggressive) (formerly known as Investor Destinations Moderately Aggressive Fund)

     - Nationwide Investor Destinations Moderate Fund (Moderate) (formerly known as Investor Destinations Moderate Fund)

     - Nationwide Investor Destinations Moderately Conservative Fund (Moderately Conservative) (formerly known as Investor Destinations Moderately Conservative Fund)

     - Nationwide Investor Destinations Conservative Fund (Conservative) (formerly known as Investor Destinations Conservative Fund)

Each Fund is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY VALUATION

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities in their portfolios, for which market quotations are readily available, at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. Under most circumstances, the fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

(b)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Interest income for the fixed interest contract is accrued daily and reinvested the following day.

(c)  FEDERAL INCOME TAXES

Each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.


                                    continued                      NATIONWIDE 21

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001



(d)  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(e)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class are charged to that class.


NATIONWIDE 22                          continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


(f)  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                         Aggressive               Moderately Aggressive
                                                 Year Ended     Period Ended    Year Ended     Period Ended
                                                 October 31,    October 31,     October 31,    October 31,
============================================================================================================
CAPITAL TRANSACTIONS:                                   2001          2000(a)          2001          2000(a)
----------------------------------------------  -------------  --------------  -------------  --------------
CLASS A SHARES
  Proceeds from shares issued                   $          -   $      10,000   $          -   $      10,000
  Dividends reinvested                                    93               -            211               2
                                                -------------  --------------  -------------  --------------

                                                          93          10,000            211          10,002
                                                -------------  --------------  -------------  --------------

CLASS B SHARES
  Proceeds from shares issued                              -          10,017              -          10,000
  Dividends reinvested                                    60               -             89               -
                                                -------------  --------------  -------------  --------------

                                                          60          10,017             89          10,000
                                                -------------  --------------  -------------  --------------

CLASS C SHARES
  Proceeds from shares issued                           25(b)              -           25(b)              -
                                                -------------  --------------  -------------  --------------

                                                          25               -             25               -
                                                -------------  --------------  -------------  --------------

SERVICE CLASS SHARES
  Proceeds from shares issued                     32,225,999       1,429,003     43,444,474       1,028,940
  Dividends reinvested                                47,954               -        131,663             212
  Cost of shares redeemed                         (3,788,836)        (18,115)    (4,761,082)        (24,572)
                                                -------------  --------------  -------------  --------------


                                                  28,485,117       1,410,888     38,815,055       1,004,580
                                                -------------  --------------  -------------  --------------

Change in net assets from capital transactions  $ 28,485,295   $   1,430,905   $ 38,815,380   $   1,024,582
                                                =============  ==============  =============  ==============
============================================================================================================
                                                Year Ended     Period Ended    Year Ended     Period Ended
                                                October 31,    October 31,     October 31,    October 31,
SHARE TRANSACTIONS:                                     2001          2000(a)          2001          2000(a)
============================================================================================================
CLASS A SHARES
  Issued                                                   -           1,000              -           1,000
  Reinvested                                              11               -             15               -
                                                -------------  --------------  -------------  --------------

                                                          11           1,000             15           1,000
                                                -------------  --------------  -------------  --------------

CLASS B SHARES
  Issued                                                   -           1,000              -           1,000
  Reinvested                                               7               -             10               -
                                                -------------  --------------  -------------  --------------

                                                           7           1,000             10           1,000
                                                -------------  --------------  -------------  --------------

CLASS C SHARES
  Issued                                                 3(b)              -            3(b)              -
                                                -------------  --------------  -------------  --------------

                                                           3               -              3               -
                                                -------------  --------------  -------------  --------------

SERVICE CLASS SHARES
  Issued                                           3,946,184         152,353      5,095,235         106,561
  Reinvested                                           5,997               -         16,273              22
  Redeemed                                          (482,350)         (1,895)      (580,320)         (2,509)
                                                -------------  --------------  -------------  --------------

                                                   3,469,831         150,458      4,531,188         104,074
                                                -------------  --------------  -------------  --------------

Total change in shares                             3,469,852         152,458      4,531,216         106,074
                                                =============  ==============  =============  ==============
============================================================================================================

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


                                    continued                      NATIONWIDE 23

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                          Moderate                Moderately Conservative
                                                 Year Ended     Period Ended     Year Ended     Period Ended
                                                 October 31,    October 31,     October 31,     October 31,
CAPITAL TRANSACTIONS:                               2001          2000(a)           2001          2000(a)
=============================================================================================================
CLASS A SHARES
  Proceeds from shares issued                   $          -   $      10,064   $           -   $      10,000
  Dividends reinvested                                   299              69             340             120
                                                -------------  --------------  --------------  --------------

                                                         299          10,133             340          10,120
                                                -------------  --------------  --------------  --------------

CLASS B SHARES
  Proceeds from shares issued                              -          10,082               -          10,000
  Dividends reinvested                                   113              29             241              84
                                                -------------  --------------  --------------  --------------

                                                         113          10,111             241          10,084
                                                -------------  --------------  --------------  --------------

CLASS C SHARES
  Proceeds from shares issued                           25(b)              -            25(b)              -
                                                -------------  --------------  --------------  --------------

                                                          25               -              25               -
                                                -------------  --------------  --------------  --------------

SERVICE CLASS SHARES
  Proceeds from shares issued                     81,173,159         862,406      16,362,856       2,236,444
  Dividends reinvested                               394,341             215         175,789             271
  Cost of shares redeemed                        (20,790,257)           (289)     (3,461,794)         (7,876)
                                                -------------  --------------  --------------  --------------

                                                  60,777,243         862,332      13,076,851       2,228,839
                                                -------------  --------------  --------------  --------------

Change in net assets from capital transactions  $ 60,777,680   $     882,576   $  13,077,457   $   2,249,043
                                                =============  ==============  ==============  ==============
=============================================================================================================
                                                Year Ended     Period Ended    Year Ended      Period Ended
                                                October 31,    October 31,     October 31,     October 31,
=============================================================================================================
SHARE TRANSACTIONS:                                     2001          2000(a)           2001          2000(a)
----------------------------------------------  -------------  --------------  --------------  --------------

CLASS A SHARES
  Issued                                                   -           1,000               -           1,000
  Reinvested                                              17               7              33              12
                                                -------------  --------------  --------------  --------------

                                                          17           1,007              33           1,012
                                                -------------  --------------  --------------  --------------

CLASS B SHARES
  Issued                                                   -           1,000               -           1,000
  Reinvested                                              12               3              24               9
                                                -------------  --------------  --------------  --------------

                                                          12           1,003              24           1,009
                                                -------------  --------------  --------------  --------------

CLASS C SHARES
  Issued                                                 3(b)              -             3(b)              -
                                                -------------  --------------  --------------  --------------

                                                           3               -               3               -
                                                -------------  --------------  --------------  --------------

SERVICE CLASS SHARES
  Issued                                           8,892,506          88,651       1,726,142         226,104
  Reinvested                                          45,702              22          19,006              27
  Redeemed                                        (2,278,597)            (30)       (364,636)           (802)
                                                -------------  --------------  --------------  --------------

                                                   6,659,611          88,643       1,380,512         225,329
                                                -------------  --------------  --------------  --------------

Total change in shares                             6,659,643          90,653       1,380,572         227,350
                                                =============  ==============  ==============  ==============
=============================================================================================================

(a)     For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b)     For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


NATIONWIDE 24                       continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                       Conservative
                                                 Year Ended     Period Ended
                                                 October 31,    October 31,
CAPITAL TRANSACTIONS:                               2001          2000(a)
=============================================================================
CLASS A SHARES
  Proceeds from shares issued                   $          -   $      10,000
  Dividends reinvested                                   387             158
                                                -------------  --------------

                                                         387          10,158
                                                -------------  --------------

CLASS B SHARES
  Proceeds from shares issued                              -          10,000
  Dividends reinvested                                   308             121
                                                -------------  --------------

                                                         308          10,121
                                                -------------  --------------

CLASS C SHARES
  Proceeds from shares issued                           25(b)              -
                                                -------------  --------------

                                                          25               -
                                                -------------  --------------

SERVICE CLASS SHARES
  Proceeds from shares issued                     13,753,050         587,393
  Dividends reinvested                               194,966             374
  Cost of shares redeemed                         (2,854,604)        (97,705)
                                                -------------  --------------

                                                  11,093,412         490,062
                                                -------------  --------------


Change in net assets from capital transactions  $ 11,094,132   $     510,341
                                                =============  ==============
=============================================================================
                                                Year Ended     Period Ended
                                                October 31,    October 31,
SHARE TRANSACTIONS:                                     2001          2000(a)
=============================================================================
CLASS A SHARES
  Issued                                                   -           1,000
  Reinvested                                              39              16
                                                -------------  --------------

                                                          39           1,016
                                                -------------  --------------

CLASS B SHARES
  Issued                                                   -           1,000
  Reinvested                                              32              12
                                                -------------  --------------

                                                          32           1,012
                                                -------------  --------------

CLASS C SHARES
  Issued                                                 3(b)              -
                                                -------------  --------------
                                                           3               -
                                                -------------  --------------
  Service Class Shares
  Issued                                           1,389,700          58,810
  Reinvested                                          20,048              38
  Redeemed                                          (287,982)         (9,642)
                                                -------------  --------------
                                                   1,121,766          49,206
                                                -------------  --------------
Total change in shares                             1,121,840          51,234
                                                =============  ==============
=============================================================================

(a) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(b) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


                                    continued                      NATIONWIDE 25

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


3.  Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on that Fund's average daily net assets.

Additional information regarding investment advisory fees for VMF is as follows for the period ended October 31, 2001:

                                                         Total
                  Fund                     Fee Schedule  Fees
                  -----------------------  ------------  -----
                  Aggressive               All Assets    0.13%
                  Moderately Aggressive    All Assets    0.13%
                  Moderate                 All Assets    0.13%
                  Moderately Conservative  All Assets    0.13%
                  Conservative             All Assets    0.13%

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps through at least February 28, 2002. The following table illustrates the stated expense caps for each class of shares for the period ended
October 31, 2001:

                                                       Expense Caps
                          ----------------------------------------------------------------
                                                                               Service
Fund                      Class A Shares   Class B Shares   Class C Shares   Class Shares
------------------------------------------------------------------------------------------
Aggressive*                         0.71%            1.31%            1.31%          0.61%
Moderately Aggressive*              0.71%            1.31%            1.31%          0.61%
Moderate*                           0.71%            1.31%            1.31%          0.61%
Moderately Conservative*            0.71%            1.31%            1.31%          0.61%
Conservative*                       0.71%            1.31%            1.31%          0.61%
------------------------------------------------------------------------------------------

*The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through February 28, 2011.

VMF may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended October 31, 2001, the cumulative potential reimbursements were $207,311, $208,689, $183,979, $217,678, and $212,146 for the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative, and Conservative Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A and Service Class shares and 1.00% for Class B and Class C shares.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be


NATIONWIDE 26                       Continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the year ended October 31, 2001, NAS received no commissions from front-end sales charges of Class A and Class C shares or from CDSC fees from Class B and Class C shares of the Funds. The Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. (whose name will change to Gartmore Distribution Services, Inc. when it becomes the underwriter). As of October 31, 2001 the change in underwriter has not occurred, but it is anticipated to occur during 2002.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended October 31, 2001, the Funds incurred fund administration fees according to the following schedule:

                        Fund Administration Fee Schedule*
                        ---------------------------------
                        Up to $250 million          0.07%
                        On $250 million and more    0.05%

* THE FUND ADMINISTRATION FEE IS SUBJECT TO A MINIMUM OF $75,000 PER FUND PER YEAR.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of the Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to those shareholders. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Service Class of shares. For the year ended October 31, 2001, the Funds incurred no administrative services fees.

4.  BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. On occasion during the year, the Moderate Fund temporarily borrowed funds. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. These Funds had no outstanding borrowings as of October 31, 2001.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001, are summarized as follows:

        FUND                      PURCHASES       SALES
        -----------------------  ------------  -----------
        Aggressive               $ 49,530,279  $20,750,941
        Moderately Aggressive      67,370,396   29,563,667
        Moderate                  113,732,288   57,116,943
        Moderately Conservative    24,993,566   13,384,169
        Conservative               16,298,701    7,672,826

6.  FEDERAL INCOME TAX INFORMATION

As of October 31, 2001, the following Funds had net capital loss carryforwards which will be available through the stated years to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:


                                    continued                      NATIONWIDE 27

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                     Amount    Expires
----------------------------------------------------------------------
Aggressive                                         $   16,758     2008
Aggressive                                          1,751,976     2009
Moderately Aggressive                                  14,718     2008
Moderately Aggressive                               1,697,699     2009
Moderate                                                3,802     2008
Moderate                                            1,154,954     2009
Moderately Conservative                                 9,627     2008
Moderately Conservative                               263,275     2009
Conservative                                            1,598     2008
Conservative                                           35,614     2009

7.  SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on November 29, 2001, the Board considered and approved the following transactions:

(a) Approved the following Fund name changes which will become effective on or about January 25, 2002:

Old Fund Name                                                                         New Fund Name
--------------------------------------------------------------------------------------------------------------------------
Nationwide Investor Destinations Aggressive Fund               Gartmore Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund    Gartmore Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund                 Gartmore Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund  Gartmore Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund             Gartmore Investor Destinations Conservative Fund


(b) Approved a change in the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement so that the services provided under both agreements are covered by a combined fee schedule as follows:

               Fee Schedule Based on Trust Level Net Assets
               --------------------------------------------
               Up to $1 billion                     0.25%
               Between $1 billion and $3 billion    0.18%
               Between $3 billion and $4 billion    0.14%
               Between $4 billion and $5 billion    0.07%
               Between $5 billion and $10 billion   0.04%
               Between $10 billion and $12 billion  0.02%
               On $12 billion and more              0.01%


     The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.

8.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2001 qualify for the corporate dividends received deduction for the following Funds:

     Fee Schedule Based on Trust Level Net Assets
     --------------------------------------------

     Up to $1 billion                     0.25%
     Between $1 billion and $3 billion    0.18%
     Between $3 billion and $4 billion    0.14%
     Between $4 billion and $5 billion    0.07%
     Between $5 billion and $10 billion   0.04%
     Between $10 billion and $12 billion  0.02%
     On $12 billion and more              0.01%

     The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.

8.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2001 qualify for the corporate dividends received deduction for the following Funds:

                         Percentage
                         -----------
Aggressive                   100.00%
Moderately Aggressive         33.01%
Moderate                      11.10%
Moderately Conservative        4.70%
Conservative                   1.22%


NATIONWIDE 28                       continued

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------







The Shareholders and Board of Trustees
of Nationwide Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Investor Destinations Aggressive Fund (formerly Investor Destinations Aggressive Fund), Nationwide Investor Destinations Moderately Aggressive Fund (formerly Investor Destinations Moderately Aggressive Fund), Nationwide Investor Destinations Moderate Fund (formerly Investor Destinations Moderate Fund), Nationwide Investor Destinations Moderately Conservative Fund (formerly Investor Destinations Moderately Conservative Fund), and Nationwide Investor Destinations Conservative Fund (formerly Investor Destinations Conservative Fund) (the Funds), each a series of Nationwide Mutual Funds, as of October 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by confirmation with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds, as of October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
December 14, 2001
HS-1348-12/01


                                    continued                      NATIONWIDE 29